Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Impairment of long-lived assets
Right of use assets	160,708	312,268
Lease liability	$ 160,708	$ 312,268
Prime rate	5.88%	5.88%	5.25%
Salvage value, percentage	0.00%
Contract with a customer amortization period	1 year
Contract assets	$ 197,165
Advisory services fees	200,911	196,515	$ 1,265,230
Retirement benefits	72,829	62,739	43,030
Maternity leave benefit	80,000
Other receivables	2,605
Recognized as other income			$ 53,846
Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred initial public offering costs	$ 883,293	$ 325,291
IPO Sponsorship Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial deposit	20.00%
Percentage of initial deposit in average contract price	20.00%
Independent Financial Advisory Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial deposit	30.00%
Percentage of initial deposit in average contract price	37.00%
General Advisory Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial deposit	37.00%
Percentage of initial deposit in average contract price	30.00%